TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and

Statement of Additional Information

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Transamerica Legg Mason Dynamic Allocation – Balanced VP

The sub-section titled “Dynamic Risk Management,” found in the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus and in the “More on Each Portfolio’s Strategies and Investments – Transamerica Legg Mason Dynamic Allocation—Balanced VP” section of the Prospectus, is deleted in its entirety and replaced to read as follows:

Dynamic Risk Management—The Dynamic Risk Management strategy will seek to reduce the portfolio’s market risk exposure and volatility under certain market conditions. As frequently as daily, the Dynamic Risk Management strategy may increase the portfolio’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative market performance. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to short-term defensive instruments and increase its exposure to equity and long-term fixed income ETFs in order to return to the portfolio’s Target Allocation in response to certain levels of positive market performance. The maximum daily allocation to short-term defensive instruments will be 95% of the portfolio’s net assets.

In response to certain levels of negative market performance, the sub-adviser may deviate from the standard Target Allocation by increasing the portfolio’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the portfolio’s current NAV, market volatility, and realized portfolio volatility. In order to implement the strategy in down markets, the sub-adviser will sell shares of equity and long-term fixed income ETFs and other liquid securities. In response to certain levels of positive market performance, the portfolio may purchase more equity and long-term fixed income ETFs (when the portfolio is not managed strictly according to the standard Target Allocation). The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The sub-adviser may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. The sub-adviser may also allow the relative weightings of the portfolio’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying ETFs, the sub-adviser will examine, among other things, relative values and prospects among the underlying ETFs’ asset classes. If the portfolio’s investments in equity ETFs or fixed income ETFs exceed its Target Allocation as a result of market appreciation or depreciation, the sub-adviser is not required to rebalance the portfolio back to the Target Allocation.

The principal risk titled “Dynamic Risk Management,” found in the “Principal Risks” section of the Prospectus and Summary Prospectus, is deleted in its entirety and replaced to read as follows:

Dynamic Risk Management –In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the portfolio holds in equity and fixed income ETFs and, as a result, may be more concentrated in short-term defensive instruments. The portfolio may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the portfolio’s performance. If the portfolio increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the portfolio may experience lower performance and greater losses. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. There is no guarantee that the Dynamic Risk Management strategy will work as intended and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

The table below replaces in its entirety the corresponding table found in the Prospectus and Summary Prospectus under the heading “Fees and Expenses”:

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Class	Initial	Service
Management fees[1]	0.57%	0.57%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses	0.07%	0.07%
Total annual fund operating expenses	0.67%	0.92%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective November 1, 2017.

The table below replaces in its entirety the table found in the Prospectus and Summary Prospectus under the heading “Example”:

	1 year	3 years	5 years	10 years
Initial Class	$68	$214	$373	$835
Service Class	$94	$293	$509	$1,131

The following information is added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information—Investment Manager” in the Prospectus:

Transamerica Legg Mason Dynamic Allocation – Balanced VP: Effective November 1, 2017, the management fee is 0.57% of the first $750 million; 0.56% over $750 million up to $1.5 billion; 0.54% over $1.5 billion up to $2.5 billion; 0.52% over $2.5 billion up to $3 billion; and 0.51% in excess of $3 billion in average daily net assets. Prior to November 1, 2017, the management fee was 0.61% of the first $350 million; 0.59% over $350 million up to $750 million; 0.56% over $750 million up to $1.5 billion; and 0.54% in excess of $1.5 billion in average daily net assets.

The following information revises the corresponding information found in the table contained in the “Investment Manager Compensation” sub-section under the heading “Investment Management and Other Services – Investment Manager Compensation” in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Legg Mason Dynamic Allocation – Balanced VP	0.57% of the first $750 million 0.56% over $750 million up to $1.5 billion 0.54% over $1.5 billion up to $2.5 billion 0.52% over $2.5 billion up to $3 billion 0.51% in excess of $3 billion

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Transamerica Legg Mason Dynamic Allocation – Growth VP

The sub-section titled “Dynamic Risk Management,” found in the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus and in the “More on Each Portfolio’s Strategies and Investments – Transamerica Legg Mason Dynamic Allocation—Growth VP” section of the Prospectus, is deleted in its entirety and replaced to read as follows:

Dynamic Risk Management—The Dynamic Risk Management strategy will seek to reduce the portfolio’s market risk exposure and volatility under certain market conditions. As frequently as daily, the Dynamic Risk Management strategy may increase the portfolio’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative market performance. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to short-term defensive instruments and increase its exposure to equity and long-term fixed income ETFs in order to return to the portfolio’s Target Allocation in response to certain levels of positive market performance. The maximum daily allocation to short-term defensive instruments will be 95% of the portfolio’s net assets.

In response to certain levels of negative market performance, the sub-adviser may deviate from the standard Target Allocation by increasing the portfolio’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the portfolio’s current NAV, market volatility, and realized portfolio volatility. In order to implement the strategy in down markets, the sub-adviser will sell shares of equity and long-term fixed income ETFs and other liquid securities. In response to certain levels of positive market performance, the portfolio may purchase more equity and long-term fixed income ETFs (when the portfolio is not managed strictly according to the standard Target Allocation). The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The sub-adviser may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. The sub-adviser may also allow the relative weightings of the portfolio’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying ETFs, the sub-adviser will examine, among other things, relative values and prospects among the underlying ETFs’ asset classes. If the portfolio’s investments in equity ETFs or fixed income ETFs exceed its Target Allocation as a result of market appreciation or depreciation, the sub-adviser is not required to rebalance the portfolio back to the Target Allocation.

The principal risk titled “Dynamic Risk Management,” found in the “Principal Risks” section of the Prospectus and Summary Prospectus, is deleted in its entirety and replaced to read as follows:

Dynamic Risk Management –In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the portfolio holds in equity and fixed income ETFs and, as a result, may be more concentrated in short-term defensive instruments. The portfolio may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the portfolio’s performance. If the portfolio increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the portfolio may experience lower performance and greater losses. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. There is no guarantee that the Dynamic Risk Management strategy will work as intended and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

The table below replaces in its entirety the corresponding table found in the Prospectus and Summary Prospectus under the heading “Fees and Expenses”:

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Class	Initial	Service
Management fees[1]	0.58%	0.58%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses	0.08%	0.08%
Total annual fund operating expenses	0.69%	0.94%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective November 1, 2017.

The table below replaces in its entirety the table found in the Prospectus and Summary Prospectus under the heading “Example”:

	1 year	3 years	5 years	10 years
Initial Class	$70	$221	$384	$859
Service Class	$96	$300	$520	$1,155

The following information is added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information—Investment Manager” in the Prospectus:

Transamerica Legg Mason Dynamic Allocation – Growth VP: Effective November 1, 2017, the management fee is 0.58% of the first $750 million; 0.57% over $750 million up to $1.5 billion; 0.55% over $1.5 billion up to $2.5 billion; 0.53% over $2.5 billion up to $3 billion; and 0.52% in excess of $3 billion in average daily net assets. Prior to November 1, 2017, the management fee was 0.63% of the first $250 million; 0.60% over $250 million up to $750 million; 0.57% over $750 million up to $1 billion; 0.56% over $1 billion up to $1.5 billion; and 0.55% over $1.5 billion in average daily net assets.

The following information revises the corresponding information found in the table contained in the “Investment Manager Compensation” sub-section under the heading “Investment Management and Other Services – Investment Manager Compensation” in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Legg Mason Dynamic Allocation – Growth VP	0.58% of the first $750 million 0.57% over $750 million up to $1.5 billion 0.55% over $1.5 billion up to $2.5 billion 0.53% over $2.5 billion up to $3 billion 0.52% in excess of $3 billion

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Investors Should Retain this Supplement for Future Reference

November 1, 2017